Dispositions of subsidiaries (Tables)	6 Months Ended
Mar. 31, 2025
Disposal of subsidiaries
Schedule of information of balance sheet of disposed entities
	As of	As of
	March 31,	September 30,
	2025	2024
Carrying amounts of major classes of assets	(unaudited)	(unaudited)
Cash	$19,174	$10,946
Accounts receivable, net	919,431	63,411
Advances to suppliers	72,731	370
Inventories, net	79,172	120,781
Due from related parties	5,581	205,825
Other current assets	259	6,848
Right-of-use assets, net	-	114,874
Property and equipment	1,188	1,503
Total assets of disposed entities	$1,097,536	$524,558

Carrying amounts of major classes of liabilities
Bank loans	$195,739	$202,405
Accounts payable	888,937	19,986
Operating lease liabilities	-	118,884
Due to related parties		30,343
Other current liabilities	264,663	157,526
Total liabilities of disposed entities	$1,349,339	$529,144

Schedule of information of operation of disposed entities
	For the Years Ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Revenue	$977,228	$2,729,254
Cost of revenues	(942,115)	(2,690,119)
Gross profit	35,113	39,135
Operating expenses	(66,010)	(61,801)
Loss from operations	(30,897)	(22,666)
Other (expenses) income	(132,735)	83,349
(Loss) income before income taxes	(163,632)	60,683
Income tax expenses	-	-
Net (loss) income	$(163,632)	$60,683